NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT INVESTMENTS -- 97.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Assisted Living -- 5.1%
---------------------------------------------------------------------------
    $  6,035       Arizona Health Facilities Authority,
                   (Care Institute, Inc. - Mesa),
                   7.625%, 1/1/26(1)                         $    3,936,993
      17,250       Bell County, TX, Health Facilities
                   Authority, (Care Institute, Inc. -
                   Texas), 9.00%, 11/1/24                        18,578,250
       3,060       Chester, PA, IDA, (Senior Life-Choice of
                   Kimberton), (AMT), 8.50%, 9/1/25               3,252,382
       4,860       Chester, PA, IDA, (Senior Life-Choice of
                   Paoli), (AMT), 8.05%, 1/1/24                   5,041,764
       4,960       Delaware, PA, IDA, (Glen Riddle), (AMT),
                   8.625%, 9/1/25                                 5,319,054
       9,115       Glen Cove, NY, IDA, (Regency at Glen
                   Cove), 9.50%, 7/1/12                           9,443,322
      14,795       Illinois Development Finance Authority,
                   (Care Institute, Inc.), 7.80%, 6/1/25         15,304,244
       4,605       New Jersey EDA, (Chelsea at East
                   Brunswick), (AMT), 8.25%, 10/1/26              3,700,854
       9,480       New Jersey EDA, (Forsgate), (AMT),
                   8.625%, 6/1/25                                 9,859,295
       7,915       Roseville, MN, Elder Care Facility,
                   (Care Institute, Inc. - Roseville),
                   7.75%, 11/1/23                                 7,386,041
      12,140       St. Paul, MN, Housing and Redevelopment,
                   (Care Institute, Inc. - Highland),
                   8.75%, 11/1/24                                12,732,068
---------------------------------------------------------------------------
                                                             $   94,554,267
---------------------------------------------------------------------------
Cogeneration -- 5.6%
---------------------------------------------------------------------------
    $ 22,150       Maryland Energy Cogeneration, (AES
                   Warrior Run), (AMT), 7.40%, 9/1/19        $   23,246,425
      29,405       New Jersey EDA, (Vineland Cogeneration),
                   (AMT), 7.875%, 6/1/19                         30,126,011
       6,100       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.50%, 1/1/13              6,198,698
      21,950       Pennsylvania EDA, (Northampton
                   Generating), (AMT), 6.60%, 1/1/19             22,181,792
       7,000       Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.875%, 1/1/11                                 7,074,620
       5,000       Pennsylvania EDA, (Northampton
                   Generating), Junior Liens, (AMT),
                   6.95%, 1/1/21                                  5,057,800
       3,917       Robbins, IL, Resource Recovery, (AMT),
                   0.00%, 10/15/09                                1,527,801
       1,811       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/09                                1,442,217
       8,439       Robbins, IL, Resource Recovery, (AMT),
                   7.25%, 10/15/24                                5,485,238
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Cogeneration (continued)
---------------------------------------------------------------------------
    $ 12,578       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                       $      125,781
       4,922       Robbins, IL, Resource Recovery, (AMT),
                   8.375%, 10/15/16(2)                               49,219
---------------------------------------------------------------------------
                                                             $  102,515,602
---------------------------------------------------------------------------
Education -- 0.8%
---------------------------------------------------------------------------
    $  4,130       California Educational Facilities
                   Authority, (Stanford University),
                   Variable Rate, 6/1/21(3)                  $    4,509,836
      10,770       Florida Capital Projects Financing
                   Authority, Student Housing Revenue,
                   (Florida University), 7.85%, 8/15/31          10,905,379
---------------------------------------------------------------------------
                                                             $   15,415,215
---------------------------------------------------------------------------
Electric Utilities -- 4.6%
---------------------------------------------------------------------------
    $ 14,300       Clark County, NV, (Nevada Power), (AMT),
                   5.90%, 10/1/30                            $   13,505,921
      10,000       Connecticut Development Authority,
                   (Connecticut Light and Power),
                   5.85%, 9/1/28                                 10,137,700
      13,000       Connecticut Development Authority,
                   (Western Massachusetts Electric),
                   5.85%, 9/1/28                                 13,179,010
      11,000       Intermountain Power Agency, UT, Variable
                   Rate, 7/1/19(4)(5)                            12,302,290
      22,000       Long Island Power Authority, NY,
                   Electric System Revenue, 5.50%, 12/1/29       22,288,860
       5,000       Matagorda County, TX, Navigation
                   District No.1, (Reliant Energy),
                   5.95%, 5/1/30                                  4,972,450
       8,000       North Carolina Municipal Power Agency,
                   (Catawba), 6.50%, 1/1/20                       8,591,520
---------------------------------------------------------------------------
                                                             $   84,977,751
---------------------------------------------------------------------------
Escrowed / Prerefunded -- 15.6%
---------------------------------------------------------------------------
    $ 42,500       Bakersfield, CA, (Bakersfield Assisted
                   Living Center), Escrowed to Maturity,
                   0.00%, 4/15/21(2)                         $   13,420,225
       2,200       Bexar County, TX, Health Facilities,
                   (St. Luke's Lutheran), Escrowed to
                   Maturity, 7.00%, 5/1/21                        2,756,600
      11,195       Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/22                                 3,116,016
     184,070       Colorado Health Facilities Authority,
                   (Liberty Heights), Escrowed to Maturity,
                   0.00%, 7/15/24                                45,305,149
     255,500       Dawson Ridge, CO, Metropolitan District
                   #1, Escrowed to Maturity,
                   0.00%, 10/1/22                                70,198,625
       7,000       Florida Mid-Bay Bridge Authority,
                   Escrowed to Maturity, 6.875%, 10/1/22          8,657,040

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Escrowed / Prerefunded (continued)
---------------------------------------------------------------------------
    $101,555       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/23                            $   26,301,729
      60,360       Illinois Development Finance Authority,
                   (Regency Park), Escrowed to Maturity,
                   0.00%, 7/15/25                                13,809,764
       4,650       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Escrowed to Maturity,
                   7.125%, 5/15/11                                4,894,264
       4,500       Illinois HEFA, (Chicago Osteopathic
                   Health Systems), Prerefunded to
                   11/15/19, 7.25%, 5/15/22                       5,648,355
      10,285       Louisiana Public Facilities Authority,
                   (Southern Baptist Hospitals, Inc.),
                   Escrowed to Maturity, 8.00%, 5/15/12          12,449,684
       5,675       Maricopa County, AZ, IDA, (Place Five
                   and The Greenery), Escrowed to Maturity,
                   6.625%, 1/1/27                                 6,501,677
       1,000       Maricopa County, AZ, IDA, Multifamily,
                   Escrowed to Maturity, 6.45%, 1/1/17            1,134,830
     100,000       Mississippi Housing Finance Corp.,
                   Single Family, Escrowed to Maturity,
                   (AMT), 0.00%, 6/1/15                          51,171,000
      46,210       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/20           18,705,808
      15,000       San Joaquin Hills Transportation
                   Corridor Agency, CA, Toll Road Bonds,
                   Escrowed to Maturity, 0.00%, 1/1/25            4,560,750
---------------------------------------------------------------------------
                                                             $  288,631,516
---------------------------------------------------------------------------
General Obligations -- 0.8%
---------------------------------------------------------------------------
    $ 15,500       Houston, TX, Independent School
                   District, (PSF), 4.75%, 2/15/26           $   14,490,795
---------------------------------------------------------------------------
                                                             $   14,490,795
---------------------------------------------------------------------------
Health Care-Miscellaneous -- 0.4%
---------------------------------------------------------------------------
    $  3,369       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.50%, 12/1/36             $    3,253,875
       3,613       Tax Revenue Exempt Securities Trust,
                   Community Health Provider, (Pooled Loan
                   Program Various States Trust
                   Certificates), 5.875%, 12/1/36                 3,617,123
---------------------------------------------------------------------------
                                                             $    6,870,998
---------------------------------------------------------------------------
Hospital -- 6.3%
---------------------------------------------------------------------------
    $  6,500       Arizona Health Facilities Authority,
                   (Phoenix Memorial Hospital),
                   8.20%, 6/1/21(2)                          $    2,372,500
       2,250       Berlin, MD, (Atlantic General Hospital),
                   8.375%, 6/1/22                                 2,310,390
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Hospital (continued)
---------------------------------------------------------------------------
    $ 12,600       California Health Facilities Authority,
                   (Cedars Sinai Medical Center), Variable
                   Rate, 12/1/34(4)(5)                       $   14,860,566
      20,705       Colorado Health Facilities Authority,
                   (Rocky Mountain Adventist),
                   6.625%, 2/1/22                                21,399,032
       2,650       Corinth and Alcorn County, MS, (Magnolia
                   Registered Health Center),
                   5.50%, 10/1/21                                 2,454,695
       4,000       Crossville, TN, HEFA, (Cumberland
                   Medical Center), 6.75%, 11/1/12                4,086,600
       3,270       Hawaii Department of Budget and Finance,
                   (Wahiawa General Hospital),
                   7.50%, 7/1/12                                  2,982,829
       1,000       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.70%, 3/1/14             838,480
       2,650       Illinois Health Facilities Authority,
                   (Holy Cross Hospital), 6.75%, 3/1/24           2,075,056
       4,500       Indiana Health Facilities Authority,
                   (Memorial Hospital and Health Care
                   Center), 7.40%, 3/1/22                         4,613,805
       9,830       Louisiana Public Facilities Authority,
                   (General Health Systems),
                   6.80%, 11/1/16                                 9,994,652
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/09                2,052,560
       2,000       Marshall County, AL, (Guntersville-Arab
                   Medical Center), 7.00%, 10/1/13                2,042,440
      13,315       Massachusetts HEFA, (Partners Healthcare
                   System), 5.25%, 7/1/29                        12,944,310
       3,500       New Jersey Health Care Facilities
                   Authority, (Trinitas Hospital),
                   7.50%, 7/1/30                                  3,762,570
       4,000       Oneida County, NY, Industrial
                   Development Agency, (Elizabeth Medical
                   Center), 6.00%, 12/1/29                        3,419,480
       6,038       Philadelphia, PA, HEFA, (Graduate Health
                   System), 6.625%, 7/1/21(2)                       845,339
       1,510       Philadelphia, PA, HEFA, (Graduate Health
                   System), 7.25%, 7/1/18(2)                        211,335
       3,075       Prince George's County, MD, (Greater
                   Southeast Healthcare System),
                   6.375%, 1/1/23(2)                              1,199,250
       7,750       Rhode Island HEFA, (St. Joseph Health
                   Services), 5.50%, 10/1/29                      6,290,752
      12,500       Rochester, MN, Health Care Facilities,
                   (Mayo Clinic), Variable Rate,
                   11/15/27(4)(5)                                13,121,125
       2,565       South Dakota HEFA, (Prairie Lakes Health
                   Care), 7.25%, 4/1/22                           2,644,669
---------------------------------------------------------------------------
                                                             $  116,522,435
---------------------------------------------------------------------------
Housing -- 6.7%
---------------------------------------------------------------------------
    $  3,000       ABAG Finance Authority, CA, (Civic
                   Center Drive Apartments), (AMT),
                   6.375%, 9/1/32                            $    3,107,520

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Housing (continued)
---------------------------------------------------------------------------
    $  7,790       Arkansas Development Finance Authority,
                   MFMR, (Park Apartments), (AMT),
                   5.95%, 12/1/28                            $    6,843,281
       6,200       Bexar County, TX, Housing Finance Corp.,
                   (Arboretum Apartments), (AMT),
                   6.10%, 8/1/36                                  5,684,470
      10,900       Bexar County, TX, Housing Finance Corp.,
                   (North Knoll Apartments), 5.90%, 4/1/37        9,630,913
       7,750       California Housing Finance Agency,
                   (AMT), Variable Rate, 8/1/23(4)                8,505,625
       3,465       California Statewide Communities
                   Development Authority, (Chesapeake Bay
                   Apartments), (AMT), Variable Rate,
                   6/1/09(4)(5)                                   2,367,877
       6,360       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   6/1/09(4)(5)                                   6,478,805
         600       California Statewide Communities
                   Development Authority, (Corporate Fund
                   for Housing), (AMT), Variable Rate,
                   6/1/09(4)(5)                                     671,904
       2,250       California Statewide Communities
                   Development Authority, (Nantucket Bay
                   Apartments), (AMT), Variable Rate,
                   6/1/09(4)(5)                                   1,538,550
       1,225       California Statewide Communities
                   Development Authority, (Oaks at Sunset
                   Apartments), (AMT), Variable Rate,
                   6/1/09(4)(5)                                     828,798
       1,645       California Statewide Communities
                   Development Authority, (San Luis Bay
                   Village Apartments), (AMT), Variable
                   Rate, 9/9/09(4)(5)                             1,295,569
      16,000       Charter Mac Equity Trust, TN, (AMT),
                   6.625%, 6/30/09                               16,381,440
       1,890       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.00%, 8/1/31                                  1,930,011
       3,750       El Paso County, TX, Housing Finance
                   Corp., (San Jose Ltd.), (AMT),
                   6.10%, 8/1/31                                  3,844,987
      10,460       Lake Creek, CO, (Affordable Housing
                   Corp.), 6.25%, 12/1/23                         9,942,230
       1,375       Maricopa County, AZ, IDA, (National
                   Health Facilities II), 6.375%, 1/1/19          1,294,727
       8,075       Minneapolis, MN, Community Development,
                   (Lindsay Brothers), 6.60%, 12/1/18             8,079,926
      15,675       New Hampshire Housing Finance Authority,
                   Multifamily Housing, 6.20%, 7/1/36            15,844,603
       8,300       Speedway, IN, Economic Development
                   Authority, (Hermitage Apartments), (AMT)
                   , 6.00%, 5/1/31                                8,242,564
      10,590       Texas Student Housing Corp.,
                   6.85%, 7/1/31                                 10,555,159
---------------------------------------------------------------------------
                                                             $  123,068,959
---------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Industrial Development Revenue -- 13.0%
---------------------------------------------------------------------------
    $  7,400       Austin, TX, (Cargoport Development LLC),
                   (AMT), 8.30%, 10/1/21                     $    7,823,206
      10,260       Bedford County, VA, IDA, (Nekoosa
                   Packaging), (AMT), 6.55%, 12/1/25             10,689,381
       2,000       California Pollution Control Financing
                   Authority, (Laidlaw Environmental),
                   (AMT), 6.70%, 7/1/07(2)                           25,000
       2,000       Camden County, NJ, (Holt Hauling),
                   (AMT), 9.875%, 1/1/21                          1,870,000
       6,050       Carbon County, UT, (Laidlaw
                   Environmental), (AMT), 7.50%, 2/1/10           6,195,563
      12,450       Courtland, AL, (Champion International),
                   (AMT), 7.00%, 6/1/22                          12,883,384
      25,250       Denver, CO, City and County, (United
                   Airlines), Variable Rate, 10/1/03(4)(5)       16,559,960
       7,500       Effingham County, GA, Solid Waste
                   Disposal, (Fort James), (AMT),
                   5.625%, 7/1/18                                 7,250,625
       7,715       Gulf Coast, TX, Waste Disposal,
                   (Champion International), (AMT),
                   6.875%, 12/1/28                                7,822,316
       6,645       Hardeman County, TN, (Correctional
                   Facilities Corp.), 7.75%, 8/1/17               6,652,841
      27,000       Houston, TX, Airport System,
                   (Continental Airlines), 6.75%, 7/1/29         21,121,830
       6,305       Kimball, NE, EDA, (Clean Harbors),
                   (AMT), 10.75%, 9/1/26                          6,525,486
       1,575       Knox County, TN, Industrial Development
                   Revenue (Melrose Place, Ltd.),
                   6.875%, 12/1/14                                1,529,735
       7,000       Knox County, TN, Industrial Development
                   Revenue, (Weisgarber Partners),
                   6.875%, 12/1/14                                6,741,350
       3,615       Little River County, AR,
                   (Georgia-Pacific), (AMT),
                   5.60%, 10/1/26                                 3,428,936
       6,500       Los Angeles, CA, Regional Airports
                   Improvement Corp., (LAXFuel), (AMT),
                   6.50%, 1/1/32                                  6,521,970
       5,000       McMinn County, TN, (Calhoun Newsprint -
                   Bowater, Inc.), (AMT), 7.40%, 12/1/22          5,273,400
      10,000       Michigan Strategic Fund, (S.D. Warren),
                   7.375%, 1/15/22                               10,231,100
      15,000       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                        15,345,000
       3,500       Michigan Strategic Fund, (S.D. Warren),
                   (AMT), 7.375%, 1/15/22                         3,580,500
      17,000       New Jersey EDA, (Holt Hauling),
                   7.75%, 3/1/27                                 15,725,000
       1,500       New Jersey EDA, (Holt Hauling), (AMT),
                   7.90%, 3/1/27                                  1,387,500
      11,885       New Jersey EDA, RITES, Variable Rate,
                   3/15/23                                        6,306,894
       1,000       Ohio Solid Waste Revenue, (Republic
                   Engineered Steels), (AMT),
                   9.00%, 6/1/21(2)                                  40,000

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Industrial Development Revenue (continued)
---------------------------------------------------------------------------
    $ 22,600       Peninsula Ports Authority, VA, (Zeigler
                   Coal), 6.90%, 5/2/22(2)                   $   14,407,500
      10,000       Pennsylvania, IDA, (Sun Co.), (AMT),
                   7.60%, 12/1/24                                10,826,200
       2,585       Riverdale Village, IL, (ACME
                   Metals, Inc.), (AMT), 7.90%, 4/1/24            1,473,450
       2,000       Riverdale Village, IL, (ACME
                   Metals, Inc.), (AMT), 7.95%, 4/1/25            1,140,000
       2,185       Savannah, GA, (Intercat-Savannah),
                   (AMT), 9.75%, 7/1/10                           1,302,725
       3,597       Savannah, GA, EDA, (Intercat-Savannah),
                   (AMT), 9.00%, 1/1/15                           2,144,702
       5,000       Skowhegan, ME, (S.D. Warren), (AMT),
                   6.65%, 10/15/15                                4,913,550
       3,500       Toole County, UT, (Laidlaw
                   Environmental), (AMT), 7.55%, 7/1/27(2)           43,750
      18,500       Valdez, AK, (British Petroleum),
                   Variable Rate, 8/1/25(4)(5)                   19,120,305
       4,000       Yavapai County, AZ, IDA, (Citizens
                   Utilities), (AMT), 5.45%, 6/1/33               3,373,280
---------------------------------------------------------------------------
                                                             $  240,276,439
---------------------------------------------------------------------------
Insured-Education -- 0.9%
---------------------------------------------------------------------------
    $ 16,580       Puerto Rico, Industrial, Tourist,
                   Educational, Medical and Environmental
                   Control Facilities Authority,
                   (University Plaza), (MBIA),
                   5.00%, 7/1/33                             $   16,487,152
---------------------------------------------------------------------------
                                                             $   16,487,152
---------------------------------------------------------------------------
Insured-Electric Utilities -- 4.3%
---------------------------------------------------------------------------
    $ 12,500       Matagorda County, TX, Navigation
                   District, (Houston Lighting), (AMBAC),
                   (AMT), 5.125%, 11/1/28                    $   12,216,500
      10,500       Philadelphia, PA, Gas Works Revenue,
                   (FSA), 5.00%, 7/1/28                          10,194,555
      15,225       Piedmont, SC, Municipal Power Agency,
                   (MBIA), 4.75%, 1/1/25                         14,198,531
      10,000       Puerto Rico Electric Power Authority,
                   (FSA), 5.25%, 7/1/29                          10,209,800
      16,500       Sacramento, CA, Municipal Utility
                   District, (MBIA), Variable Rate,
                   11/15/15(4)                                   18,418,125
      15,350       South Carolina Public Services, (FGIC),
                   Variable Rate, 1/1/25(4)(5)                   14,505,750
---------------------------------------------------------------------------
                                                             $   79,743,261
---------------------------------------------------------------------------
Insured-General Obligations -- 3.8%
---------------------------------------------------------------------------
    $ 15,000       California, (AMBAC), Variable Rate,
                   11/1/19(4)(5)                             $   16,966,500
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-General Obligations (continued)
---------------------------------------------------------------------------
    $ 21,800       Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/23                            $    6,569,430
      16,980       Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/25                                 4,571,695
      14,000       Chicago, IL, Board of Education, (FGIC),
                   0.00%, 12/1/29                                 3,017,140
       9,000       Puerto Rico, (FSA), 5.125%, 7/1/30             9,082,530
       6,000       Puerto Rico, (FSA), 5.25%, 7/1/27              6,129,600
      10,000       Umatilla County, OR, School District No.
                   008R, (MBIA), 5.20%, 6/15/19                  10,153,400
      10,000       University of Vermont and State
                   Agricultural College, (MBIA),
                   4.75%, 10/1/38                                 9,195,100
       5,000       West Virginia, (FGIC), 4.50%, 6/1/23           4,563,000
---------------------------------------------------------------------------
                                                             $   70,248,395
---------------------------------------------------------------------------
Insured-Hospital -- 1.3%
---------------------------------------------------------------------------
    $ 15,210       Maryland HEFA, (Medlantic/Helix Issue),
                   (AMBAC), 5.25%, 8/15/38                   $   14,622,742
       9,220       Tyler, TX, Health Facility Development
                   Corp., (East Texas Medical Center),
                   (FSA), 5.375%, 11/1/27                         9,257,894
---------------------------------------------------------------------------
                                                             $   23,880,636
---------------------------------------------------------------------------
Insured-Housing -- 0.4%
---------------------------------------------------------------------------
    $  7,515       SCA Multifamily Mortgage, Industrial
                   Development Board, Hamilton County, TN,
                   (FSA), (AMT), 7.35%, 1/1/30               $    8,062,768
---------------------------------------------------------------------------
                                                             $    8,062,768
---------------------------------------------------------------------------
Insured-Industrial Development Revenue -- 0.7%
---------------------------------------------------------------------------
    $ 11,950       Chicago, IL, (The Peoples Gas, Light and
                   Coke), (AMBAC), (AMT), Variable Rate,
                   12/1/23(4)(5)                             $   12,471,618
---------------------------------------------------------------------------
                                                             $   12,471,618
---------------------------------------------------------------------------
Insured-Special Tax Revenue -- 1.1%
---------------------------------------------------------------------------
    $  3,415       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/12                    $    2,052,074
      10,935       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/15                         5,437,429
      10,000       Regional Transportation Authority, LA,
                   (FGIC), 0.00%, 12/1/21                         3,399,600
       7,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA),
                   0.00%, 3/1/10                                  4,859,190

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Insured-Special Tax Revenue (continued)
---------------------------------------------------------------------------
    $  6,000       Utah Municipal Finance Corp., Local
                   Government Revenue, (FSA), 0.00%, 3/1/11  $    3,951,840
---------------------------------------------------------------------------
                                                             $   19,700,133
---------------------------------------------------------------------------
Insured-Transportation -- 5.5%
---------------------------------------------------------------------------
    $ 20,930       Central Puget Sound, WA, Transportation
                   Authority, (FGIC), 4.75%, 2/1/28(6)       $   19,318,181
      10,000       Chicago, IL, O'Hare International
                   Airport, (AMBAC), (AMT), 5.375%, 1/1/32       10,038,200
      12,000       Florida Turnpike Authority, (FSA) ,
                   4.50%, 7/1/28                                 10,713,240
       8,250       Manchester Airport, NH, (MBIA),
                   4.50%, 1/1/28                                  7,271,633
      12,000       Massachusetts Turnpike Authority,
                   (AMBAC), 5.00%, 1/1/39                        11,519,880
      22,100       Metropolitan Washington, DC Airport
                   Authority, (MBIA), 5.75%, 10/1/21             22,585,979
      22,000       Ohio Turnpike Commission, (FGIC),
                   4.50%, 2/15/24                                20,098,320
---------------------------------------------------------------------------
                                                             $  101,545,433
---------------------------------------------------------------------------
Insured-Water and Sewer -- 4.5%
---------------------------------------------------------------------------
    $ 25,000       Atlanta, GA, Water and Wastewater,
                   (FGIC), 5.00%, 11/1/38                    $   24,160,500
      20,980       Chicago, IL, Wastewater Transmission,
                   (MBIA) , 0.00%, 1/1/26                         5,572,917
      14,000       Fulton County, GA, Water and Sewer,
                   (FGIC), 4.75%, 1/1/28                         13,178,480
      23,015       New York City, NY, Municipal Water
                   Finance Authority, (Water and Sewer
                   System), (FGIC), 4.75%, 6/15/31               21,405,561
       9,000       Tampa Bay, FL, Water Utility System,
                   (FGIC), 4.75%, 10/1/27                         8,468,820
      10,000       Upper Occoquan Sewage Authority, VA,
                   (MBIA), 4.75%, 7/1/29                          9,418,900
---------------------------------------------------------------------------
                                                             $   82,205,178
---------------------------------------------------------------------------
Miscellaneous -- 0.3%
---------------------------------------------------------------------------
    $ 10,200       Orange County, NC, (Community Activity
                   Corp.), 8.00%, 3/1/24(2)                  $    4,258,500
       1,600       Pittsfield Township, MI, EDC, (Arbor
                   Hospice), 7.875%, 8/15/27                      1,558,496
---------------------------------------------------------------------------
                                                             $    5,816,996
---------------------------------------------------------------------------
Nursing Home -- 7.4%
---------------------------------------------------------------------------
    $ 12,790       Bell County, TX, (Riverside
                   Healthcare, Inc. - Normandy Terrace),
                   9.00%, 4/1/23                             $   13,720,345
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Nursing Home (continued)
---------------------------------------------------------------------------
    $  2,700       Collier County, FL, IDA, (Beverly
                   Enterprises), 10.75%, 3/1/03              $    2,789,181
       4,745       Delaware County, PA, (Mainline -
                   Haverford Nursing and Rehabilitation
                   Centers), 9.00%, 8/1/22                        4,802,889
       2,150       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), Variable Rate,
                   6/1/25                                         1,053,500
       9,880       Hillsborough County, FL, IDA, (Tampa Bay
                   Retirement Center), 7.00%, 6/1/25              7,545,158
      10,000       Indianapolis, IN, (National Benevolent
                   Association - Robin Run Village),
                   7.625%, 10/1/22                               10,297,500
       3,475       Lackawanna County, PA, IDA, (Edella
                   Street Associates), 8.875%, 9/1/14             3,513,051
       2,415       Luzerne County, PA, IDA, (River Street
                   Associates), 8.75%, 6/15/07                    2,462,431
      13,250       Massachusetts IFA, (Age Institute of
                   Massachusetts), 8.05%, 11/1/25                13,687,780
      11,725       Mississippi Business Finance Corp.,
                   (Magnolia Healthcare), 7.99%, 7/1/25          12,354,398
       1,935       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05            2,171,515
       3,615       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 6.625%, 8/15/05            4,050,427
       4,880       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12             5,590,821
       9,120       Missouri HEFA, (Bethesda Health Group of
                   Saint Louis, Inc.), 7.50%, 8/15/12            10,431,912
      11,930       Montgomery, PA, IDA, (Advancement of
                   Geriatric Health Care Institute),
                   8.375%, 7/1/23                                12,243,520
       4,750       New Jersey EDA, (Claremont Health
                   System, Inc.), 9.10%, 9/1/22                   4,971,968
       5,915       New Jersey EDA, (Victoria Health Corp.),
                   7.75%, 1/1/24                                  6,102,506
       3,500       Orange County, FL, Health Facilities
                   Authority, (Westminster Community Care),
                   6.75%, 4/1/34                                  3,164,385
       4,600       Sussex County, DE, (Delaware Health
                   Corp.), 7.50%, 1/1/14                          4,687,768
       4,900       Sussex County, DE, (Delaware Health
                   Corp.), 7.60%, 1/1/24                          4,930,870
       2,370       Westmoreland, PA, (Highland Health
                   Systems, Inc.), 9.25%, 6/1/22                  2,458,259
       4,000       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 7.00%, 8/1/29                 3,802,800
         230       Wisconsin HEFA, (Wisconsin Illinois
                   Senior Housing), 8.00%, 8/1/02                   236,728
---------------------------------------------------------------------------
                                                             $  137,069,712
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------
Senior Living / Life Care -- 3.1%
---------------------------------------------------------------------------
    $ 14,640       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   5.75%, 12/15/28                           $   11,898,221
       9,965       Albuquerque, NM, Retirement Facilities,
                   (La Vida Liena Retirement Center),
                   6.60%, 12/15/28                                8,778,169
      11,570       De Kalb County, GA, Private Hospital
                   Authority, (Atlanta, Inc.),
                   8.50%, 3/1/25(1)                               4,292,470
      14,825       Louisiana HFA, (HCC Assisted Living
                   Group 1), (AMT), 9.00%, 3/1/25                15,621,399
      12,265       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   6.75%, 1/1/33                                 10,573,534
         800       North Miami, FL, Health Facilities
                   Authority, (Imperial Club),
                   9.00%, 1/1/12(2)                                 472,000
       5,155       Ridgeland, MS, Urban Renewal, (The
                   Orchard), 7.75%, 12/1/15                       5,371,716
---------------------------------------------------------------------------
                                                             $   57,007,509
---------------------------------------------------------------------------
Special Tax Revenue -- 0.4%
---------------------------------------------------------------------------
    $    265       South Orange County, CA, Public
                   Financing Authority, DRIVERS, Variable
                   Rate, 8/15/15(4)(5)                       $    1,942,450
       5,000       University Square, FL, Community
                   Development District, 6.75%, 5/1/20            5,168,850
---------------------------------------------------------------------------
                                                             $    7,111,300
---------------------------------------------------------------------------
Transportation -- 2.4%
---------------------------------------------------------------------------
    $  5,750       Connector 2000 Association, Inc., SC
                   Bridge & Toll Road, (Southern
                   Connector), 5.25%, 1/1/23                 $    4,625,933
       4,735       Denver, CO, City and County Airport,
                   (AMT), 7.50%, 11/15/23                         5,341,127
      20,505       Massachusetts Turnpike Authority,
                   Variable Rate, 7/1/17(4)(5)                   21,493,341
       9,500       Massachusetts Turnpike Authority,
                   Variable Rate, 1/1/20(4)(5)                    9,852,830
       3,000       Tri-County, OR, Metropolitan
                   Transportation District, Variable Rate,
                   8/1/19(4)(5)                                   3,009,270
---------------------------------------------------------------------------
                                                             $   44,322,501
---------------------------------------------------------------------------
Water and Sewer -- 2.1%
---------------------------------------------------------------------------
    $  5,480       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/24(4)(5)     $    5,925,305
      10,135       California Water Resources, (Central
                   Valley), Variable Rate, 12/1/28(3)(5)         10,667,290
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
---------------------------------------------------------------------------

Water and Sewer (continued)
---------------------------------------------------------------------------

    $ 10,000       Houston, TX, Water and Sewer System,
                   4.75%, 12/1/24                            $    9,378,100
       4,200       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(4)(5)                    4,222,470
       9,400       Metropolitan Water District, CA,
                   (Southern California Waterworks),
                   Variable Rate, 7/1/27(3)(5)                    9,430,174
---------------------------------------------------------------------------
                                                             $   39,623,339
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 97.1%
   (identified cost $1,725,464,403)                          $1,792,619,908
---------------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                       $   54,407,821
---------------------------------------------------------------------------
Net Assets -- 100.0%                                         $1,847,027,729
---------------------------------------------------------------------------

 AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

 At September 30, 2001, the concentration of the Portfolio's investments in various states, determined as a percentage of net assets individually represent less than 10% in each state.

 The Portfolio invests primarily in debt securities issued by municipali-ties. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2001, 23.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by financial institutions ranged from 4.0% to 8.4% of total investments.
 (1)  The Portfolio is accruing only partial interest on this security.
 (2)  Non-income producing security.
 (3)  Security has been issued as a leveraged inverse floater bond.
 (4)  Security has been issued as an inverse floater bond.
 (5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (6) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2001
Assets
--------------------------------------------------------
Investments, at value (identified cost,
   $1,725,464,403)                        $1,792,619,908
Cash                                          21,883,519
Receivable for investments sold                  390,000
Interest receivable                           33,195,994
Prepaid expenses                                  10,750
--------------------------------------------------------
TOTAL ASSETS                              $1,848,100,171
--------------------------------------------------------

Liabilities
--------------------------------------------------------
Payable for daily variation margin on
   open financial futures contracts       $       93,750
Payable for open swap contracts                  853,028
Accrued expenses                                 125,664
--------------------------------------------------------
TOTAL LIABILITIES                         $    1,072,442
--------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $1,847,027,729
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $1,780,822,001
Net unrealized appreciation (computed on
   the basis of
   identified cost)                           66,205,728
--------------------------------------------------------
TOTAL                                     $1,847,027,729
--------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2001
Investment Income
------------------------------------------------------
Interest                                  $121,589,181
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $121,589,181
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $  8,061,064
Trustees' fees and expenses                     33,693
Custodian fee                                  395,995
Legal and accounting services                  125,365
Miscellaneous                                   99,110
------------------------------------------------------
TOTAL EXPENSES                            $  8,715,227
------------------------------------------------------
Deduct --
   Reduction of custodian fee             $    191,220
------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    191,220
------------------------------------------------------

NET EXPENSES                              $  8,524,007
------------------------------------------------------

NET INVESTMENT INCOME                     $113,065,174
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (4,038,254)
   Interest rate swap contracts             (1,455,123)
------------------------------------------------------
NET REALIZED LOSS                         $ (5,493,377)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 60,380,187
   Financial futures contracts                 (96,749)
   Interest rate swap contracts               (853,028)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 59,430,410
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 53,937,033
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $167,002,207
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED             YEAR ENDED
IN NET ASSETS                             SEPTEMBER 30, 2001     SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------
From operations --
   Net investment income                  $         113,065,174  $         119,418,384
   Net realized loss                                 (5,493,377)           (29,265,457)
   Net change in unrealized appreciation
      (depreciation)                                 59,430,410            (16,870,231)
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $         167,002,207  $          73,282,696
--------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $         257,174,032  $         184,624,795
   Withdrawals                                     (347,133,799)          (613,467,015)
--------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $         (89,959,767) $        (428,842,220)
--------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $          77,042,440  $        (355,559,524)
--------------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------------
At beginning of year                      $       1,769,985,289  $       2,125,544,813
--------------------------------------------------------------------------------------
AT END OF YEAR                            $       1,847,027,729  $       1,769,985,289
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                         YEAR ENDED SEPTEMBER 30,
                                  -----------------------------------------------------------------------
                                     2001           2000           1999           1998           1997
---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                             0.48%          0.48%          0.45%          0.45%          0.52%
   Expenses after custodian
      fee reduction                     0.47%          0.47%          0.43%          0.43%          0.52%
   Net investment income                6.25%          6.37%          5.92%          5.93%          6.51%
Portfolio Turnover                        20%            41%            60%            28%            17%
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $1,847,028     $1,769,985     $2,125,545     $2,340,125     $2,181,615
---------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   National Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on the commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discounts when required for Federal income tax purposes. The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Effective October 1, 2001, the Portfolio will begin amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio amortized premiums on fixed-income securities using the proportional method of amortization. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio. The impact of this accounting change has not been determined, but will result in an increase to cost of securities and a corresponding decrease in net unrealized appreciation based on securities held as of September 30, 2001.

 C Federal Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures Contracts -- Upon the purchase of a put option on a financial futures contract by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

 F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

 G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 J Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended September 30, 2001, the fee was equivalent to 0.45% of the Portfolio's average daily net assets for such period and amounted to $8,061,064. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2001, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investments
-------------------------------------------
   Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $354,190,854 and $366,201,763, respectively, for the year ended September 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation/depreciation in the value of the investments owned at September 30, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $1,727,045,465
    --------------------------------------------------------
    Gross unrealized appreciation             $  157,816,875
    Gross unrealized depreciation                (92,242,432)
    --------------------------------------------------------
    NET UNREALIZED APPRECIATION               $   65,574,443
    --------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at September 30, 2001 is as follows:

   FUTURES CONTRACTS
   --------------------------------------------------------

    EXPIRATION                                         NET UNREALIZED
    DATE(S)         CONTRACTS                POSITION  DEPRECIATION
    -----------------------------------------------------------------
             12/01  500 U.S. Treasury Bond   Short          $(96,749)
    -----------------------------------------------------------------

   At September 30, 2001, the Portfolio had sufficient cash and/or securities to cover margin requirements on open future contracts.

   At September 30, 2001, the Portfolio had entered into interest rate swap agreements with JP Morgan Securities Inc. and with Morgan Stanley Capital Services, Inc. whereby the Portfolio makes bi-annual payments at a rate equal to 4.5922% and 4.6290%, respectively, on the notional amount of $38,000,000 and $37,000,000 respectively. In exchange, the Portfolio receives payments at a rate equal to the Bond Market Association Municipal Swap Index on the same notional amounts. The value of the contracts that terminate November 1, 2021, are recorded as a payable for open swap contracts of $373,398 and $479,630, respectively on September 30, 2001.

NATIONAL MUNICIPALS PORTFOLIO AS OF SEPTEMBER 30, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF NATIONAL MUNICIPALS PORTFOLIO
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of National Municipals Portfolio as of September 30, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended September 30, 2001 and 2000 and the supplementary data for each of the years in the five-year period ended September 30, 2001. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of September 30, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of National Municipals Portfolio at September 30, 2001, the results of its operations, the changes in its net assets, and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 2, 2001

EATON VANCE NATIONAL MUNICIPALS FUND AS OF SEPTEMBER 30, 2001

INVESTMENT MANAGEMENT

NATIONAL MUNICIPALS PORTFOLIO

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Robert B. MacIntosh
Vice President

Thomas M. Metzold
Vice President and Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samual L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant